Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Merchandise Sales	$ 15,385	$ 9,875
Total Revenue	15,385	9,875
Cost of Goods Sold	6,245	8,708
Depreciation and Amortization	1,710	191
Total Cost of Goods Sold	7,955	8,899
Gross Profit	7,430	976
Selling, General & Administrative Expenses:
Facilities & Office Expense	16,258	24,868
Professional Fees	164,279	23,414
Hosting & Domain Services	10,789	6,486
Marketing	19,919	2,904
Travel & Entertainment	10,007	5,490
Payroll Expenses	71,796	20,589
Licenses & Permits	6,818	3,666
Stock Compensation & Award Expense	3,905,400
Administration and Miscellaneous Expenses	39,505	8,396
Total Selling, General and Administrative Expenses	4,244,771	89,328
Loss from Operations	(4,237,341)	(88,352)
Other Income/(Expense)	400
Debt Settlement Costs	(28,882,900)
Loss Before Provision for Income Taxes	(33,119,841)	(88,352)
Provision for Income Taxes	3,000	1,197
Net Loss	$ (33,122,841)	$ (89,549)
(Loss) Per Share	$ (0.44)	$ 0.06
Basic weighted average common shares outstanding	75,894,031	1,611,653